Management Risks - Summary of Correspondence Between Risk Levels Attributed by All Segments of Internal Models (Detail)	12 Months Ended
Dec. 31, 2017
Lower risk [Member]
Disclosure of Credit risk measurement [Line Items]
PD	Lower or equal than 4.44%
Satisfactory [Member]
Disclosure of Credit risk measurement [Line Items]
PD	From 4.44% up to 25.95%
Higher Risk [Member]
Disclosure of Credit risk measurement [Line Items]
PD	Higher than 25.95%
Impairment [Member]
Disclosure of Credit risk measurement [Line Items]
PD	Corporate operations with a PD higher than 31.84% Operations past due for over 90 days Renegotiated operations past due for over 60 days
Moody [Member] | Lower risk [Member]
Disclosure of Credit risk measurement [Line Items]
External rating	Aaa to B2
Moody [Member] | Satisfactory [Member]
Disclosure of Credit risk measurement [Line Items]
External rating	B3 to Caa3
Moody [Member] | Higher Risk [Member]
Disclosure of Credit risk measurement [Line Items]
External rating	Ca1 to D
Moody [Member] | Impairment [Member]
Disclosure of Credit risk measurement [Line Items]
External rating	Ca1 to D
Standard & Poor's [Member] | Lower risk [Member]
Disclosure of Credit risk measurement [Line Items]
External rating	AAA to B
Standard & Poor's [Member] | Satisfactory [Member]
Disclosure of Credit risk measurement [Line Items]
External rating	B- to CCC-
Standard & Poor's [Member] | Higher Risk [Member]
Disclosure of Credit risk measurement [Line Items]
External rating	CC+ to D
Standard & Poor's [Member] | Impairment [Member]
Disclosure of Credit risk measurement [Line Items]
External rating	CC+ to D
Fitch [Member] | Lower risk [Member]
Disclosure of Credit risk measurement [Line Items]
External rating	AAA to B-
Fitch [Member] | Satisfactory [Member]
Disclosure of Credit risk measurement [Line Items]
External rating	CCC+ to CCC-
Fitch [Member] | Higher Risk [Member]
Disclosure of Credit risk measurement [Line Items]
External rating	CC+ to D
Fitch [Member] | Impairment [Member]
Disclosure of Credit risk measurement [Line Items]
External rating	CC+ to D